Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Future non-cancelable commitments related to certain contractual obligations
Future non-cancelable commitments related to certain contractual obligations as of September 30, 2013 are presented below (in thousands):

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts (a)	$4,282	$154	$793	$762	$531	$506	$1,536
Asset retirement obligations	34,440	—	—	—	7,867	—	26,573
Total	$38,722	$154	$793	$762	$8,398	$506	$28,109

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements
The following table is a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligation at December 31, 2012	$8,319
Obligations assumed	25,763
Accretion expense	358
Asset retirement obligation at September 30, 2013	$34,440
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Operating leases	$357	$254	$841	$692
Asset retirement obligation	191	10	358	23
	$548	$264	$1,199	$715